GOVERNMENT PARTICIPATION (Tables)	12 Months Ended
Mar. 31, 2019
Government Grants [Abstract]
Disclosure of detailed Information about government participation
The following table provides aggregate information regarding net contributions recognized and amounts not yet received for the projects New Core Markets, Innovate, SimÉco 4.0 and Project Digital Intelligence:

	2019	2018
Net outstanding contribution receivable, beginning of year	$6.2	$6.3
Contributions	45.2	29.0
Payments received	(38.0)	(29.1)
Net outstanding contribution receivable, end of year	$13.4	$6.2

The aggregate contributions recognized for all programs are as follows:

	2019	2018
Contributions credited to capitalized expenditures:
Project New Core Markets	$1.8	$1.9
Project Innovate	0.4	2.8
Project SimÉco 4.0	2.5	1.8
Project Digital Intelligence	12.1	—
Contributions credited to income:
Project New Core Markets	2.6	2.2
Project Innovate	6.9	16.8
Project SimÉco 4.0	3.3	3.5
Project Digital Intelligence	15.6	—
Total contributions:
Project New Core Markets	$4.4	$4.1
Project Innovate	7.3	19.6
Project SimÉco 4.0	5.8	5.3
Project Digital Intelligence	27.7	—